Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Payables and Accruals [Abstract]
Taxes payable	$ 3,309	$ 2,554	$ 2,114
Other payables and current liabilities	7,737	7,381	6,517
Total accrued expenses and other current liabilities	$ 11,046	$ 9,935	$ 8,631